Goodwill and Intangibles (Details 3)	Dec. 31, 2021
Measurement Input Terminal Value Growth Rate [Member] | License [Member]
Long Lived Asset Held For Use Measurement Input	3.00%
Measurement Input Discount Rate [Member] | Maximum [Member] | License [Member]
Long Lived Asset Held For Use Measurement Input	20.50%
Minimum [Member] | Measurement Input Discount Rate [Member] | Coastal [Member]
Long Lived Asset Held For Use Measurement Input	15.50%
Technology [Member] | Measurement Input Discount Rate [Member]
Long Lived Asset Held For Use Measurement Input	20.50%
Technology [Member] | Minimum [Member] | Measurement Input Discount Rate [Member]
Long Lived Asset Held For Use Measurement Input	4.00%
Technology Service [Member] | Measurement Input Terminal Value Growth Rate [Member]
Long Lived Asset Held For Use Measurement Input	3.00%
Technology Service [Member] | Minimum [Member] | Measurement Input Long Term Revenue Growth Rate [Member]
Long Lived Asset Held For Use Measurement Input	42.00%
Technology Service [Member] | Maximum [Member] | Measurement Input Long Term Revenue Growth Rate [Member]
Long Lived Asset Held For Use Measurement Input	6.00%
License [Member] | Measurement Input Long Term Growth Rate [Member] | Maximum [Member]
Long Lived Asset Held For Use Measurement Input	24.00%